6 Bonds and Securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 282,081	R$ 344,296
Bonds and securities, current		3,112	124,862
Bonds and securities, noncurrent		278,969	219,434
Committed Operation [Member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 3,632	6,116
Index		96.5% to 100% of CDI
Bank Deposit Certificates - CDB [Member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 50,216	50,629
Index		95.0% to 101% of CDI
Financial Treasury Bonds - LFT [Member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 733	696
Index		Selic
National Treasury Bills - LTN [Member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 1,696
Index		CDI
Quotas in Funds [Member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities	[1]	R$ 225,804	R$ 286,855
Index	[1]	CDI

[1]	These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES, in other companies.